Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Net income (loss) attributable to Highway Holdings Limited's shareholders, basic and diluted	$ 686	$ (630)	$ 1,550
Shares:
Weighted average common shares used in computing basic net income per share	3,909,976	3,801,874	3,801,874
Net income (loss) per share, basic	$ 0.18	$ (0.17)	$ 0.41